Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments And Cost Method Investments [Abstract]
Lines of credit	$ 1,500		$ 5,420
Subordinated notes payable			635
Term loan	19,550	$ 20,000	14,019
Total debt	21,050		20,074
Less: current portion	868		9,492
Less: amortized loan fees	628
Long-term debt, net of current portion	19,554		10,582
Total debt	$ 21,050		$ 20,074